Condensed Statements of Operations (Unaudited) (Parentheticals) - Class A Common Stock - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Diluted weighted average shares outstanding	1,700,229	27,600,000	27,454,165	26,087,671
Diluted net income per share	$ (0.03)	$ 0.18	$ 0.32	$ 0.36
Diluted net income per share			$ 0.32	$ 0.36